Supplement dated November 3, 2025 to the Statutory Prospectus dated May 1, 2025 for the Pacific Protective

Growth limited premium registered index-linked deferred annuity contract

Issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Pacific Protective Growth limited premium registered index-linked deferred annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at PacificLife.com/Prospectuses. Please read this supplement carefully and keep it with your Prospectus for future reference.

The purpose of this supplement is to amend the date under the Income Guard optional benefit rider that you may begin lifetime income withdrawals by removing the three year waiting period.

The changes outlined below will become effective December 15, 2025.*

INCOME GUARD

The first sentence of the OVERVIEW OF THE RIDER subsection of the INCOME GUARD section in the Statutory Prospectus is deleted and replaced with the following new sentence:

If you choose to purchase the Rider, beginning at age 59 ½ you will have the option to withdraw up to a maximum amount (the Protected Payment Amount, plus any Income Rollover Amount) each year until the Rider terminates.

The definition of Eligible Lifetime Withdrawal Date in the IMPORTANT RIDER TERMS subsection of the INCOME GUARD section in the Statutory Prospectus is deleted and replaced with the following new definition:

Eligible Lifetime Withdrawal Date – The date that the Owner may designate as the Income Commencement Date. The Eligible Lifetime Withdrawal Date is the date the Designated Life (youngest Designated Life for Joint Life) attains age 59½. The Eligible Lifetime Withdrawal Date will be recalculated if the Single/ Joint Life Option or Designated Lives are changed.

The first sentence of HOW THE RIDER WORKS – Protected Payment Amount subsection of the INCOME GUARD section in the Statutory Prospectus is deleted and replaced with the following new sentence:

Beginning at age 59½ (the “Eligible Lifetime Withdrawal Date”), you can elect to begin Lifetime Withdrawals (the “Income Commencement Date”).

The APPENDIX C: INCOME GUARD EXAMPLES in the Statutory Prospectus is deleted and replaced with the following:

APPENDIX C: INCOME GUARD EXAMPLES

The following examples utilize the tables below. The percentages listed in this example are not the current percentages in effect. Please see the Deferral Credit percentages and Withdrawal Percentages disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Withdrawal Percentage			Deferral Credit
Age on Rider Effective Date	Single Life	Joint Life	Age on Rider Effective Date	Credit %
45	4.50%	4.00%	45	0.20%
46	4.60%	4.10%	46	0.20%
47	4.70%	4.20%	47	0.20%
48	4.80%	4.30%	48	0.20%
49	4.90%	4.40%	49	0.20%
50	5.00%	4.50%	50	0.25%
51	5.10%	4.60%	51	0.25%
52	5.20%	4.70%	52	0.25%
53	5.30%	4.80%	53	0.25%
54	5.40%	4.90%	54	0.25%
55	5.50%	5.00%	55	0.30%
56	5.60%	5.10%	56	0.30%
57	5.70%	5.20%	57	0.30%
58	5.80%	5.30%	58	0.30%
59	5.90%	5.40%	59	0.30%
60	6.00%	5.50%	60	0.35%
61	6.10%	5.60%	61	0.35%
62	6.20%	5.70%	62	0.35%
63	6.30%	5.80%	63	0.35%
64	6.40%	5.90%	64	0.35%
65	6.50%	6.00%	65	0.40%
66	6.60%	6.10%	66	0.40%
67	6.70%	6.20%	67	0.40%
68	6.80%	6.30%	68	0.40%
69	6.90%	6.40%	69	0.40%
70	7.00%	6.50%	70	0.45%
71	7.10%	6.60%	71	0.45%
72	7.20%	6.70%	72	0.45%
73	7.30%	6.80%	73	0.45%
74	7.40%	6.90%	74	0.45%
75	7.50%	7.00%	75	0.50%
76	7.60%	7.10%	76	0.50%
77	7.70%	7.20%	77	0.50%
78	7.80%	7.30%	78	0.50%
79	7.90%	7.40%	79	0.50%
80	8.00%	7.50%	80	0.55%
81	8.10%	7.60%	81	0.55%
82	8.20%	7.70%	82	0.55%
83	8.30%	7.80%	83	0.55%
84	8.40%	7.90%	84	0.55%
85	8.50%	8.00%	85	0.55%

Examples 1 – 5 that follow are not intended to reflect what the investor’s actual withdrawal benefit proceeds will be or serve as projections of future investment returns, nor are they a reflection of how an investor’s Contract will actually perform. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding.

Assumptions for Examples 1 – 4:

•	Rider purchased at the Contract Issue Date (Rider Effective Date)
•	Designated Life is age 56 ½ on the Rider Effective Date
•	Single Life Rider option was elected
•	Resets shown if applicable
•	Investment returns are random and inclusive of rider charges
•	Invested in 1-year Index-Linked Option.
•	The optional death benefit rider was not elected, and therefore the fee for that rider is not reflected in the examples.
•	Examples do not reflect any surrender charges, market value adjustments, taxes, or tax penalties that may apply to a withdrawal;
•	If the examples did reflect the optional Return of Purchase Payments Death Benefit Rider fee, surrender charges, market value adjustments, taxes, tax penalties, the Contract Values, Protected Payment Bases, Protected Payment Amounts, and Income Rollover Amounts shown in the examples would be lower, perhaps significantly lower.

Example 1 — Setting of Initial Values

Contract Year	Purchase Payment	Withdrawal Amount	Contract Value After Transaction	Protected Payment Base	Withdrawal Percentage	Protected Payment Amount
Beg. of Year 1	$100,000		$100,000	$100,000	5.60%	$0
Activity	$ 25,000		$120,000	$125,000	5.60%	$0
Beg. of Year 2			$130,000	$130,000	5.90%	$0
Beg. of Year 3			$120,000	$130,000	6.20%	$0
Beg. of Year 4 (Eligible Lifetime Withdrawal Date)			$127,000	$130,000	6.50%	$8,450

•	The initial Purchase Payment of $100,000 sets the Contract Value and Protected Payment Base equal to $100,000.
•	Since a Subsequent Purchase Payment of $25,000 was made in the first Contract Year, the Contract Value and Protected Payment Base are increased by the amount of the Purchase Payment.
•	At the beginning of Contract Year 2 a Reset occurs, since the Contract Value ($130,000) is higher than the Protected Payment Base ($125,000). This resets the Protected Payment Base to $130,000. The Withdrawal Percentage increases to 5.90% as the 0.30% Deferral Credit is applied. The Protected Payment Amount is $0 as the Eligible Lifetime Withdrawal Date doesn’t occur until the beginning of Contract Year 4.
•	At the beginning of Contract Year 3 the Withdrawal Percentage increases to 6.20% as another 0.30% Deferral Credit is applied. A Reset does not take place since the Contract Value ($120,000) is less than the Protected Payment Base ($130,000).
•	At the beginning of Contract Year 4, the Eligible Lifetime Withdrawal Date is reached, as the Owner has reached age 59½. The Withdrawal Percentage increases to 6.50% as another 0.30% Deferral Credit is applied. The Protected Payment Amount is equal to $8,450, which is determined by multiplying the Withdrawal Percentage (6.50%) by the Protected Payment Base ($130,000).

Example 2 — Compliant and Excess Withdrawals

Contract Year	Purchase Payment	Withdrawal Amount	Contract Value After Transaction	Purchase Payment Base	Withdrawal Percentage	Protected Payment Amount
Beg. of Year 1	$100,000		$100,000	$100,000	5.60%	$0
Activity	$ 25,000		$120,000	$125,000	5.60%	$0
Beg. of Year 2			$130,000	$130,000	5.90%	$0
Beg. of Year 3			$120,000	$130,000	6.20%	$0
Beg. of Year 4 (Eligible Lifetime Withdrawal Date)			$127,000	$130,000	6.50%	$8,450
Beg. of Year 5			$135,000	$135,000	6.80%	$9,180
Activity (Income Commencement Date)		$9,180	$125,000	$135,000	6.80%	$0
Beg. of Year 6			$120,000	$135,000	6.80%	$9,180
Activity		$20,000	$ 95,000	$121,203	6.80%	$0

•	At the beginning of Contract Year 5, a Reset occurs, since the Contract Value ($135,000) is higher than the Protected Payment Base ($130,000). The Withdrawal Percentage increases to 6.80% as the 0.30% Deferral Credit is applied. The Protected Payment Amount is equal to $9,180 which is determined by multiplying the Withdrawal Percentage (6.80%) by the Protected Payment Base ($135,000).
•	During Contract Year 5 the Income Commencement Date occurs, locking in the Withdrawal Percentage at 6.80% and stopping any future Deferral Credits. A withdrawal of the full Protected Payment Amount of $9,180 occurs. The Contract Value is reduced by the amount of the withdrawal. Since the withdrawal amount is compliant the Protected Payment Base continues at $135,000 with no adjustment.
•	Due to the Excess Withdrawal of $20,000 made in Contract Year 6, the Protected Payment Base is reduced to $121,203.

Step 1: Determine the excess withdrawal amount. The excess withdrawal amount is the amount that is considered in excess of the Protected Payment Amount plus any applicable Income Rollover Amount (total withdrawal amount less the compliant withdrawal amount).

A = $10,820 = ($20,000 – $9,180)

Step 2: Determine the ratio of the excess withdrawal amount to the Contract Value immediately after the compliant withdrawal amount (excess withdrawal amount divided by the Contract Value prior to the withdrawal less the compliant withdrawal amount). Contract Value prior to the $20,000 withdrawal = $115,000.

B = 10.22% = $10,820 / ($115,000 – $9,180)

Step 3: Adjustment to Protected Payment Base. The new Protected Payment Base will be the Protected Payment Base before the withdrawal multiplied by (1 – ratio determined in Step Two).

Protected Payment Base = $121,203 = $135,000 x (1 – 10.22%) Step 4: New Protected Payment Amount for the following Contract Year

The Protected Payment Amount = $8,241.80 = $121,203 x 6.80%

Example 3 — Early Withdrawals

Contract Year	Purchase Payment	Withdrawal Amount	Contract Value After Transaction	Protected Payment Base	Withdrawal Percentage	Protected Payment Amount
Beg. of Year 1	$100,000		$100,000	$100,000	5.60%	$0
Activity	$ 25,000		$120,000	$125,000	5.60%	$0
Beg. of Year 2			$130,000	$130,000	5.90%	$0
Beg. of Year 3			$120,000	$130,000	6.20%	$0
Activity		$10,000	$110,000	$119,171	6.20%	$0
Beg. of Year 4 (Eligible Lifetime Withdrawal Date)			$115,000	$119,171	6.50%	$7,746.11

•	During Contract Year 3 an Early Withdrawal of $10,000 is taken. The Protected Payment Base is reduced to $119,171.

Step 1: Determine the excess withdrawal amount. The excess withdrawal amount is the amount of the withdrawal for an Early Withdrawal.

A = Excess Withdrawal Amount = $10,000

Step 2: Determine the ratio of the excess withdrawal amount to the Contract Value immediately before the withdrawal (excess withdrawal amount divided by the Contract Value prior to the withdrawal). Contract Value prior to the $10,000 withdrawal = $120,000.

B = Withdrawal Ratio = 8.33% = $10,000 / ($120,000)

Step 3: Adjustment to Protected Payment Base. The adjustment to the Protected Payment Base is equal to the Protected Payment Base before the withdrawal multiplied by (1 – ratio determined in Step Two)

Protected Payment Base = $119,171 = $130,000 x (1 – 8.33%)

•	At the beginning of Contract Year 4, the Eligible Lifetime Withdrawal Date is reached as the Owner has reached age 59½. The Withdrawal Percentage increases to 6.50% as another 0.30% Deferral Credit is applied. The Protected Payment Amount is equal to $7,746.11 which is determined by multiplying the Withdrawal Percentage (6.50%) by the Protected Payment Base ($119,171).

Example 4 — Income Rollover Amount

Contract Year	Purchase Payment	Withdrawal Amount	Contract Value After Transaction	Protected Payment Base	Withdrawal Percentage	Protected Payment Amount	Income Rollover Amount
Beg. of Year 1	$100,000		$100,000	$100,000	5.60%	$0
Activity	$ 25,000		$120,000	$125,000	5.60%	$0
Beg. of Year 2			$130,000	$130,000	5.90%	$0
Beg. of Year 3			$120,000	$130,000	6.20%	$0
Beg. of Year 4 (Eligible Lifetime Withdrawal Date)			$127,000	$130,000	6.50%	$8,450
Beg. of Year 5			$135,000	$135,000	6.80%	$9,180
Activity (Income Commencement Date)		$ 5,000	$125,000	$135,000	6.80%	$ 4,180
Beg. of Year 6			$138,000	$138,000	6.80%	$9,384	$4,180
Activity		$13,000	$120,000	$138,000	6.80%	$ 564
Beg. of Year 7			$132,000	$138,000	6.80%	$9,384	$564
Activity		$9,948	$115,000	$138,000	6.80%	$0	$0
Beg. of Year 8			$110,000	$138,000	6.80%	$9,384	$0

•	At the beginning of Contract Year 5, a Reset occurs, since the Contract Value ($135,000) is higher than the Protected Payment Base ($130,000). The Withdrawal Percentage increases to 6.80% as the 0.30% Deferral Credit is applied. The Protected Payment Amount is equal to $9,180 which is determined by multiplying the Withdrawal Percentage (6.80%) by the Protected Payment Base ($135,000).
•	During Contract Year 5 the Income Commencement Date occurs locking in the Withdrawal Percentage at 6.80% and stopping any future Deferral Credits. A withdrawal of $5,000 occurs. The unused Protected Payment Amount ($4,180) becomes the Income Rollover Amount at the start of Year 6.
•	At the beginning of Contract Year 6, a Reset occurs since the Contract Value ($138,000) is higher than the Protected Payment Base of ($135,000). A Reset does not impact the Withdrawal Percentage after the Income Commencement Date. The Protected Payment Amount is equal to $9,384 which is determined by multiplying the Withdrawal Percentage (6.80%) by the Protected Payment Base ($138,000).
•	During Contract Year 6, a $13,000 Compliant Withdrawal is taken. The Income Rollover Amount ($4,180) is withdrawn first, with the remaining $8,820 reducing the Protected Payment Amount to $564. The unused Protected Payment Amount ($564) becomes the Income Rollover Amount at the start of Year 7.
•	During Contract Year 7, a $9,948 withdrawal is taken. The withdrawal is considered compliant as it does not exceed the Income Rollover Amount ($564) plus the Protected Payment Amount ($9,384). The Protected Payment Base remains at $138,000

Assumptions for Examples 5:

•	Rider purchased at the Contract Issue Date (Rider Effective Date)
•	Designated Life is age 65 on the Rider Effective Date
•	Single Life Rider option was elected
•	Resets shown if applicable
•	Investment returns are random and inclusive of rider charges
•	Invested in 1-year Index-Linked Option.
•	The optional death benefit rider was not elected, and therefore the fee for that rider is not reflected in the examples.
•	Examples do not reflect any surrender charges, market value adjustments, taxes, or tax penalties that may apply to a withdrawal;
•	If the examples did reflect the optional Return of Purchase Payments Death Benefit Rider fee, surrender charges, market value adjustments, taxes, tax penalties, the Contract Values, Protected Payment Bases, Protected Payment Amounts, and Income Rollover Amounts shown in the examples would be lower, perhaps significantly lower.

Example 5 — Single Life/Joint Life Option Change

Contract Year	Purchase Payment	Withdrawal Amount	Contract Value After Transaction	Protected Payment Base	Single Life Withdrawal Percentage	Joint Life Withdrawal Percentage	Protected Payment Amount
Beg. of Year 1	$100,000		$100,000	$100,000	6.50%	N/A	$6,500
Activity	$ 25,000		$120,000	$125,000	6.50%	N/A	$8,125
Beg. of Year 2			$130,000	$130,000	6.90%	N/A	$8,970
Beg. of Year 3			$120,000	$130,000	7.30%	N/A	$9,490
Beg. of Year 4			$127,000	$130,000	7.70%	N/A	$10,010
Change to Joint Life Option			$125,000	$130,000	N/A	6.55%	$ 8,515
Beg. of Year 5			$129,000	$130,000	N/A	6.90%	$ 8,970

•	The initial Purchase Payment of $100,000 sets the Contract Value and Protected Payment Base equal to $100,000. Since a Subsequent Purchase Payment of $25,000 was made in the first Contract Year, the Contract Value and Protected Payment Base are increased by the amount of the Purchase Payment.
•	At the beginning of Contract Year 2 a Reset occurs, since the Contract Value ($130,000) is higher than the Protected Payment Base ($125,000). This resets the Protected Payment Base to $130,000. The Single Life Withdrawal Percentage increases to 6.90% as the 0.40% Deferral Credit is applied. The Protected Payment Amount is equal to $8,970 which is determined by multiplying the Single Life Withdrawal Percentage (6.90%) by the Protected Payment Base ($130,000).
•	At the beginning of Contract Year 4, the Single Life Withdrawal Percentage increases to 7.70% as another 0.40% Deferral Credit is applied. The Protected Payment Amount is equal to $10,010 which is determined by multiplying the Single Life Withdrawal Percentage (7.70%) by the Protected Payment Base ($130,000).
•	During Contract Year 4, the Owner elects to change the Rider option from single to joint life, which is allowed as the Income Commencement Date has not occurred. A spouse who was age 60 on the Rider Effective Date is added as a Designated Life. The Joint Life Withdrawal Percentage and new Protected Payment Amount are determined as follows:
o	Base Joint Life Withdrawal Percentage: 5.50%

•	Based on age 60 which was the youngest Designated Life’s age on the Rider Effective Date.
o	Deferral Credit Percentage: 0.35%
•	Based on age 60 which was the youngest Designated Life’s age on the Rider Effective Date.
o	Joint Life Withdrawal Percentage = 6.55% = 5.50% + (3 x 0.35%)
•	The Joint Life Withdrawal Percentage is calculated using the Base Withdrawal Percentage above plus the three applicable Deferral Credits. The number of Contract Anniversaries since the Rider Effective Date will determine the number of Deferral Credits that need to be applied.
o	Protected Payment Amount = $8,515
•	Protected Payment Base ($130,000) multiplied by the Joint Life Withdrawal Percentage (6.55%)
o	At the beginning of Contract Year 5, the Joint Life Withdrawal Percentage increases to 6.90% after the 0.35% Deferral Credit is applied. The Protected Payment Amount is equal to $8,970 which is determined by multiplying the Joint Life Withdrawal Percentage (6.90%) by the Protected Payment Base ($130,000).

*If you purchased your contract in Illinois before June 9, 2025, these changes are pending state approval and are not yet available. We will notify you when available.

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